Derivative instruments and hedging activities - Fair Value Hedges (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivatives designated as hedging instruments [Member]
Derivative [Line Items]
Interest revenue / Interest expense	¥ 33	¥ 76	¥ 22
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivative [Line Items]
Interest revenue / Interest expense	33	76	22
Hedged items [Member]
Derivative [Line Items]
Interest revenue / Interest expense	(33)	(76)	(22)
Hedged items [Member] | Long-term borrowings [Member]
Derivative [Line Items]
Interest revenue / Interest expense	¥ (33)	¥ (76)	¥ (22)